Marketable Securities, at Fair Value (Schedule of Available-for-sale Securities) (Details) (Mutual Funds [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 53	$ 64
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Fair value	$ 53	$ 64